November 8, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	CSOP ETF Trust (“Trust”)
SEC File No. 333-198810 Rule 497

Ladies and Gentlemen:

Enclosed for filing pursuant to subsection (e) of Rule 497 under the Securities Act of 1933, as amended, you will find exhibits containing risk/return information relating to the supplement dated October 20, 2017, to the Trust’s Prospectus, dated January 30, 2017. The purpose of this filing is to submit the 497(e) filing dated October 20, 2017, in XBRL for the CSOP FTSE China A50 ETF.

There are no fees required in connection with this filing. Please contact the undersigned or Brian Carroll of Brown Brothers Harriman & Co., the Trust’s administrator, at (617) 772-1378, if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Michelle Wong
Michelle Wong
Secretary